Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Restricted net assets
Minimum percentage of net income transferred to statutory reserves	10.00%
Minimum statutory reserves, as a percentage of registered capital	50.00%
Restriction amount	¥ 17,290,655
Percentage of maximum restricted net assets	25.00%